Schedule Of Material Future Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	$ 78,401	$ 46,399
Total	78,401	$ 46,399
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	24,564
Total	24,564
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	53,837
Total	$ 53,837